Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
(USD millions)	Note	2019 [1]	2018 [1]

Cash and cash equivalents	16	11 112	13 271

Financial assets - measured at fair value through other comprehensive income
Marketable securities
Debt securities	16	24	325

Long-term financial investments
Equity securities	13	1 158	802

Debt securities	13	33	31

Total long-term financial investments - fair value through other comprehensive income		1 191	833

Total financial assets - measured at fair value through other comprehensive income		1 215	1 158

Financial assets - measured at amortized costs
Trade receivables, income tax receivables and other current assets (excluding pre-payments)	15/17	10 337	11 024

Accrued interest on debt securities, time deposits and short-term investments	16		12

Time deposits and short-term investments with original maturity more than 90 days	16	61	2 087

Long-term loans, advances, security deposits and other long-term receivables	13	329	512

Total financial assets - measured at amortized costs		10 727	13 635

Financial assets - measured at fair value through the consolidated income statement
Equity securities	13	366	353

Fund investments	13/16	270	286

Associated companies at fair value through profit and loss		186	145

Derivative financial instruments	16	102	130

Contingent consideration receivables	13	399	396

Total financial assets - measured at fair value through the consolidated income statement		1 323	1 310

Total financial assets		24 377	29 374

Financial liabilities - measured at amortized costs
Current financial debt
Interest-bearing accounts of associates payable on demand	21	1 836	1 778

Bank and other financial debt	21	719	701

Commercial paper	21	2 289	3 951

Current portion of non-current debt	21	2 002	3 190

Total current financial debt		6 846	9 620

Non-current financial debt
Straight bonds	19	22 167	25 283

Liabilities to banks and other financial institutions	19	188	285

Finance lease obligations	19		92

Current portion of non-current debt	19	– 2 002	– 3 190

Total non-current financial debt		20 353	22 470

Trade payables and commitment for repurchase of own shares [2]		5 424	5 840

Total financial liabilities - measured at amortized costs		32 623	37 930

Financial liabilities - measured at fair value through the consolidated income statement
Contingent consideration (see Note 20/22) and other financial liabilities		1 065	917

Derivative financial instruments	21	185	58

Total financial liabilities - measured at fair value through the consolidated income statement		1 250	975

Lease liabilities	10	1 949

Total financial liabilities		35 822	38 905

[1] Except for straight bonds (see Note 19), the carrying amount is a reasonable approximation of fair value.
[2] Notes 18 and 22 provide additional disclosures related to commitment for repurchase of own shares.
Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contract at December 31, 2019 and 2018. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs at December 31, 2019 and 2018.

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2019	2018	2019	2018	2019	2018

Forward foreign exchange rate contracts	10 779	10 823	96	130	– 75	– 58

Commodity purchase contract	9		6

Options on equity securities	269				– 110

Total derivative financial instruments included in marketable securities and in current financial debts	11 057	10 823	102	130	– 185	– 58

Contract or underlying principal amount the derivative financial instruments, by currency
	2019

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 373	7 760	1 646	10 779

Commodity purchase contract		9		9

Options on equity securities		250	19	269

Total derivative financial instruments	1 373	8 019	1 665	11 057

2018

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 989	6 558	1 276	10 823

Total derivative financial instruments	2 989	6 558	1 276	10 823

Fair value by hierarchy
	2019

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities		24			24

Fund investments	37				37

Total marketable securities	37	24			61

Time deposits and short term investments with original maturity more than 90 days				61	61

Derivative financial instruments		102			102

Total marketable securities, time deposits and derivative financial instruments	37	126		61	224

Debt and equity securities	976		581		1 557

Fund investments			233		233

Contingent consideration receivables			399		399

Long-term loans, advances, security deposits and other long-term receivables				329	329

Total financial investments and long-term loans	976		1 213	329	2 518

Associated companies at fair value through profit and loss			186		186

Financial liabilities
Contingent consideration payables			– 1 036		– 1 036

Other financial liabilities			– 29		– 29

Derivative financial instruments		– 185			– 185

Total financial liabilities at fair value		– 185	– 1 065		– 1 250

	2018

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	302	23			325

Fund investments	35				35

Total marketable securities	337	23			360

Time deposits and short term investments with original maturity more than 90 days				2 087	2 087

Derivative financial instruments		130			130

Accrued interest on debt securities, time deposits and short-term investments				12	12

Total marketable securities, time deposits and derivative financial instruments	337	153		2 099	2 589

Debt and equity securities	698		488		1 186

Fund investments			251		251

Contingent consideration receivables			396		396

Long-term loans and receivables from customers and finance lease, advances, security deposits				512	512

Total financial investments and long-term loans	698		1 135	512	2 345

Associated companies at fair value through profit and loss			145		145

Financial liabilities
Contingent consideration payables			– 907		– 907

Other financial liabilities			– 10		– 10

Derivative financial instruments		– 58			– 58

Total financial liabilities at fair value		– 58	– 917		– 975

Reconciliation of changes in fair value measurement
	2019

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	145	251	488	396	– 907	– 10

Impact from discontinued operations [1]		– 28	– 19		163

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		12	6	35	195	1

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 15				– 89	– 48

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 6

Purchases	49	28	229		– 401	– 5

Cash receipts and payments				– 32	3	33

Disposals	– 3	– 30	– 53

Reclassification	10		– 64

December 31	186	233	581	399	– 1 036	– 29

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2019	– 15	12	6	35	106	– 47

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
	2018

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	166	437	844	– 852	– 72

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		93		36	213

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 22		– 5		– 100

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 10

Purchases	24	22	123		– 182

Cash receipts and payments				– 484	11	62

Disposals	– 6	– 30	– 25

Contingent consideration payable related to disposal group held for sale					3

Reclassification	– 39		– 32

December 31	145	251	488	396	– 907	– 10

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2018	– 22	93	– 5	36	113

Equity securities measured at fair value through other comprehensive income
(USD millions)	2019	2018

Listed equity securities	843	597

Non-listed equity securities	315	205

Total equity securities	1 158	802

Monitoring of net debt or liquidity based on contractual maturities
	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	20	26	16	3	57	122

Commodities					110	110

Derivative financial instruments and accrued interest	14	79	3	3	3	102

Cash and cash equivalents	9 712	1 400				11 112

Total current financial assets	9 746	1 505	19	6	170	11 446

Non-current liabilities
Financial debt				– 9 110	– 11 243	– 20 353

Financial debt - undiscounted				– 9 150	– 11 355	– 20 505

Total non-current financial debt				– 9 110	– 11 243	– 20 353

Current liabilities
Financial debt	– 4 243	– 1 373	– 1 230			– 6 846

Financial debt - undiscounted	– 4 243	– 1 373	– 1 230			– 6 846

Derivative financial instruments	– 130	– 29	– 26			– 185

Total current financial debt	– 4 373	– 1 402	– 1 256			– 7 031

Net debt	5 373	103	– 1 237	– 9 104	– 11 073	– 15 938

2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	39	56	2 091	198	63	2 447

Commodities					104	104

Derivative financial instruments and accrued interest	40	75	27			142

Cash and cash equivalents	3 571	9 700				13 271

Total current financial assets	3 650	9 831	2 118	198	167	15 964

Non-current liabilities
Financial debt				– 8 980	– 13 490	– 22 470

Financial debt - undiscounted				– 9 025	– 13 623	– 22 648

Total non-current financial debt				– 8 980	– 13 490	– 22 470

Current liabilities
Financial debt	– 5 217	– 4 084	– 319			– 9 620

Financial debt - undiscounted	– 5 217	– 4 084	– 319			– 9 620

Derivative financial instruments	– 16	– 34	– 8			– 58

Total current financial debt	– 5 233	– 4 118	– 327			– 9 678

Net debt	– 1 583	5 713	1 791	– 8 782	– 13 323	– 16 184

Derivative financial instruments and accrued interest on derivative financial instruments
	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 814	– 4 624	– 952	– 6 390

Potential inflows in various currencies - from financial derivative assets	807	4 656	922	6 385

	2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 1 305	– 2 949	– 598	– 4 852

Potential inflows in various currencies - from financial derivative assets	1 328	2 974	593	4 895

Other contractual liabilities of the net debt or liquidity
2019

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 36	– 428	– 1 531	– 3 439	– 5 434

Lease liabilities	– 65	– 181	– 622	– 1 081	– 1 949

Trade payables	– 5 222	– 202			– 5 424

Contingent consideration liabilities	– 62	– 9	– 582	– 383	– 1 036

2018

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 459	– 1 667	– 3 755	– 5 994

Trade payables	– 5 556				– 5 556

Contingent consideration liabilities		– 98	– 470	– 339	– 907

Ten day loss fair value VAR model
(USD millions)	2019	2018

All financial instruments	355	337

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	89	217

Instruments sensitive to equity market movements	31	122

Instruments sensitive to interest rates	187	221

Ten day loss fair value VAR model, average, high, and low VAR amounts
	2019

(USD millions)	Average	High	Low

All financial instruments	348	385	303

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	143	195	86

Instruments sensitive to equity market movements	36	81	16

Instruments sensitive to interest rates	233	303	187

	2018

(USD millions)	Average	High	Low

All financial instruments	443	553	337

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	324	473	217

Instruments sensitive to equity market movements	60	122	22

Instruments sensitive to interest rates	253	361	169